UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23959
Capital Group Completion Fund Series
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Core Bond Completion Fund
CBCFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital Group Core Bond Completion Fund (the "fund") for the period from September 13, 2024, commencement of operations, to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/CGCBCF-M
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CBCFX	$ 0 *	0.00% †
*
Based on operations
for
the
period from
September
13, 2024 to
June
30, 2025. Expenses for the full 6
mo
nths would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 30
Total number of portfolio holdings	272
Portfolio turnover rate including mortgage dollar roll transactions	204%
Portfolio turnover rate excluding mortgage dollar roll transactions	17%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFMXSRX-150-0825 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Core Bond Completion Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2025
Lit. No. MFGEFP2-150-0825 © 2025 Capital Group. All rights reserved.

Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 96.88%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 58.75%
Financials 24.05%
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(b)	USD200	$212
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (b)	100	101
Aon North America, Inc. 5.15% 3/1/2029	155	159
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (b)	42	44
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029) (b)	471	464
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (b)	100	102
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (a)(b)	250	257
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	200	207
Chubb INA Holdings, LLC 5.00% 3/15/2034	59	60
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	190	192
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (b)	187	194
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (b)	643	648
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (b)	171	173
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (b)	30	30
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (b)	494	514
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (b)	45	46
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (b)	237	221
Intesa Sanpaolo SpA 5.71% 1/15/2026 (a)	312	313
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (b)	441	449
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (b)	8	8
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	49	51
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (b)	160	169
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (b)	2	2
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	575	576
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (b)	13	13
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (b)	31	32
Navient Corp. 5.625% 8/1/2033	50	46
OneMain Finance Corp. 6.625% 5/15/2029	110	113
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (b)	171	177
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (b)	22	23
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (b)	101	103
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (b)	206	212
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	512	532
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (b)	30	30
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (b)	540	558
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	25	26
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (b)	40	41
		7,098

Health care 6.23%
AbbVie, Inc. 5.40% 3/15/2054	192	187
Amgen, Inc. 5.65% 3/2/2053	134	131
Baxter International, Inc. 2.539% 2/1/2032	42	37
Bristol-Myers Squibb Co. 5.55% 2/22/2054	208	203
Centene Corp. 4.625% 12/15/2029	377	367
CVS Health Corp. 5.70% 6/1/2034	179	184
Eli Lilly and Co. 5.10% 2/12/2035	31	32
Gilead Sciences, Inc. 5.55% 10/15/2053	66	65
HCA, Inc. 3.625% 3/15/2032	58	53
Medline Borrower, LP 3.875% 4/1/2029 (a)	90	86
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	115	109
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	230	237
UnitedHealth Group, Inc. 5.625% 7/15/2054	137	133
Viatris, Inc. 4.00% 6/22/2050	22	15
		1,839

Utilities 5.72%
FirstEnergy Corp. 2.65% 3/1/2030	290	266
Georgia Power Co. 5.25% 3/15/2034	119	122
Pacific Gas and Electric Co. 2.50% 2/1/2031	934	811

1	Capital Group Core Bond Completion Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
PacifiCorp 5.50% 5/15/2054	USD178	$164
Public Service Electric and Gas Co. 5.50% 3/1/2055	9	9
Southern California Edison Co. 5.20% 6/1/2034	326	316
		1,688

Energy 5.41%
APA Corp. 4.25% 1/15/2030 (a)	113	108
Baytex Energy Corp. 7.375% 3/15/2032 (a)	75	72
Devon Energy Corp. 5.75% 9/15/2054	32	29
Diamondback Energy, Inc. 5.55% 4/1/2035	50	51
Ecopetrol SA 8.875% 1/13/2033	95	98
EOG Resources, Inc. 5.95% 7/15/2055	30	31
Exxon Mobil Corp. 3.452% 4/15/2051	30	21
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	5	5
Occidental Petroleum Corp. 6.625% 9/1/2030	30	32
Occidental Petroleum Corp. 5.55% 10/1/2034	27	26
Petroleos Mexicanos 6.50% 3/13/2027	885	879
Petroleos Mexicanos 6.75% 9/21/2047	40	29
Petroleos Mexicanos 7.69% 1/23/2050	30	24
Petroleos Mexicanos 6.95% 1/28/2060	40	29
Sunoco, LP 4.50% 5/15/2029	90	87
TotalEnergies Capital SA 5.488% 4/5/2054	49	47
TotalEnergies Capital SA 5.275% 9/10/2054	30	28
		1,596

Consumer discretionary 5.03%
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	200	209
Bath & Body Works, Inc. 6.875% 11/1/2035	50	52
Carnival Corp. 6.125% 2/15/2033 (a)	5	5
Ford Motor Credit Co., LLC 6.798% 11/7/2028	678	703
General Motors Financial Co., Inc. 5.90% 1/7/2035	83	84
Home Depot, Inc. 4.95% 6/25/2034	114	115
Hyundai Capital America 4.30% 9/24/2027 (a)	282	280
Marriott International, Inc. 5.35% 3/15/2035	36	36
		1,484

Real estate 3.15%
Boston Properties, LP 3.25% 1/30/2031	398	365
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	120	111
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	35	36
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	35	36
Prologis, LP 5.125% 1/15/2034	80	81
VICI Properties, LP 4.75% 2/15/2028	298	300
		929

Industrials 2.82%
Boeing Co. (The) 6.298% 5/1/2029	345	365
CSX Corp. 4.90% 3/15/2055	58	52
Icahn Enterprises, LP 5.25% 5/15/2027	200	194
RTX Corp. 5.75% 1/15/2029	160	167
Union Pacific Corp. 4.95% 5/15/2053	58	53
		831

Information technology 2.13%
Broadcom, Inc. 5.05% 7/12/2029	256	262
Broadcom, Inc. 4.80% 10/15/2034	6	6
Cisco Systems, Inc. 5.05% 2/26/2034	139	142
Cisco Systems, Inc. 5.10% 2/24/2035	14	15
Fair Isaac Corp. 6.00% 5/15/2033 (a)	25	25

Capital Group Core Bond Completion Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Oracle Corp. 5.50% 8/3/2035	USD14	$14
Synopsys, Inc. 5.15% 4/1/2035	120	121
Synopsys, Inc. 5.70% 4/1/2055	45	45
		630

Consumer staples 1.80%
BAT Capital Corp. 6.421% 8/2/2033	166	180
Constellation Brands, Inc. 4.90% 5/1/2033	53	53
Mars, Inc. 4.80% 3/1/2030 (a)	17	17
Mars, Inc. 5.20% 3/1/2035 (a)	19	19
Mars, Inc. 5.70% 5/1/2055 (a)	13	13
Philip Morris International, Inc. 5.25% 9/7/2028	242	249
		531

Communication services 1.73%
AT&T, Inc. 5.40% 2/15/2034	56	58
AT&T, Inc. 4.50% 5/15/2035	22	21
CCO Holdings, LLC 4.75% 3/1/2030 (a)	75	73
Charter Communications Operating, LLC 4.40% 4/1/2033	94	88
Comcast Corp. 5.65% 6/1/2054	78	76
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	75	67
T-Mobile USA, Inc. 5.15% 4/15/2034	67	68
Verizon Communications, Inc. 4.78% 2/15/2035	61	59
		510

Materials 0.68%
Celanese US Holdings, LLC 6.415% 7/15/2027	13	14
Celanese US Holdings, LLC 6.85% 11/15/2028	10	11
Celanese US Holdings, LLC 6.58% 7/15/2029	10	10
Celanese US Holdings, LLC 7.05% 11/15/2030	10	11
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	150	129
Dow Chemical Co. (The) 5.60% 2/15/2054	29	26
		201
Total corporate bonds, notes & loans		17,337
Asset-backed obligations 18.25%
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028 (a)(c)	325	326
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(c)	150	150
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028 (a)(c)	365	370
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029 (a)(c)	100	104
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(c)	78	78
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(c)	97	99
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(c)	471	454
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036 (a)(c)	165	167
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(c)	278	259
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (c)	33	33
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (c)	53	53
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(c)	243	243
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (a)(c)	91	92
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(c)	42	41
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(c)	241	241
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (a)(c)	23	23
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.319% 7/23/2032 (a)(c)(d)	223	223
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(c)	160	161
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (a)(c)	100	100
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(c)	100	92
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(c)	100	100
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(c)	36	36
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (a)(c)	47	47

3	Capital Group Core Bond Completion Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 5.162% 1/15/2028 (a)(c)(d)	USD500	$501
PFS Financing Corp., Series 2024-A, Class B, (30-day Average USD-SOFR + 1.30%) 5.612% 1/15/2028 (a)(c)(d)	150	150
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (a)(c)	126	129
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (a)(c)	14	14
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.98% 12/29/2032 (a)(c)	16	16
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.126% 12/29/2032 (a)(c)	9	9
Securitized Term Auto Receivables Trust, Series 2025-B, Class D, 5.463% 12/29/2032 (a)(c)	8	8
SMB Private Education Loan Trust, Series 2021-A, Class A2B, 1.59% 1/15/2053 (a)(c)	194	179
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(c)	101	97
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(c)	261	241
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(c)	219	219
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (a)(c)	216	217
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(c)	111	112
		5,384
Mortgage-backed obligations 14.01%
Collateralized mortgage-backed obligations (privately originated) 7.39%
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(b)(c)	141	142
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(c)(d)	103	100
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.355% 9/25/2044 (a)(c)(d)	15	15
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.905% 9/25/2044 (a)(c)(d)	25	25
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (a)(c)(d)	19	19
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.455% 2/25/2045 (a)(c)(d)	49	49
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060 (a)(c)(d)	322	286
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.205% 4/25/2042 (a)(c)(d)	50	52
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.655% 5/25/2042 (a)(c)(d)	330	343
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.305% 10/25/2044 (a)(c)(d)	134	134
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.755% 10/25/2044 (a)(c)(d)	21	21
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.255% 1/25/2045 (a)(c)(d)	25	25
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(c)(d)	47	47
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(b)(c)	89	89
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (a)(b)(c)	308	310
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(b)(c)	112	113
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042 (a)(c)(d)	100	100
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (a)(c)(d)	91	90
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(c)(d)	126	126
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (a)(c)(d)	93	94
		2,180

Commercial mortgage-backed securities 6.63%
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034 (c)(d)	29	29
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (c)	203	212
Barclays Commercial Mortgage Securities, LLC, Series 2023-5C23, Class AS, 7.703% 12/15/2056 (c)(d)	300	323
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.117% 8/15/2056 (c)(d)	300	319
BMO Mortgage Trust, Series 2024-C10, Class AS, 5.729% 11/15/2057 (c)(d)	49	50
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (c)(d)	100	104
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (a)(c)	100	103
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (a)(c)(d)	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(c)(d)	100	103
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(c)(d)	138	143

Capital Group Core Bond Completion Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 12/15/2039 (a)(c)(d)	USD100	$100
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (a)(c)(d)	306	304
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (c)	65	68
		1,958

Federal agency mortgage-backed obligations (0.01)%
Government National Mortgage Assn. 3.50% 7/1/2055 (c)(e)	220	200
Government National Mortgage Assn. 4.00% 7/1/2055 (c)(e)	245	228
Government National Mortgage Assn. 4.50% 7/1/2055 (c)(e)	500	479
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (c)(e)	762	604
Uniform Mortgage-Backed Security 2.50% 8/1/2055 (c)(e)	(126)	(105)
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (c)(e)	(160)	(138)
Uniform Mortgage-Backed Security 3.50% 8/1/2055 (c)(e)	(360)	(324)
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (c)(e)	(460)	(428)
Uniform Mortgage-Backed Security 4.50% 8/1/2055 (c)(e)	(1,020)	(975)
Uniform Mortgage-Backed Security 5.00% 8/1/2055 (c)(e)	(490)	(480)
Uniform Mortgage-Backed Security 5.50% 8/1/2055 (c)(e)	80	80
Uniform Mortgage-Backed Security 6.00% 8/1/2055 (c)(e)	537	545
Uniform Mortgage-Backed Security 7.00% 8/1/2055 (c)(e)	296	311
		(3)
Total mortgage-backed obligations		4,135
Bonds & notes of governments & government agencies outside the U.S. 2.37%
Greece (Hellenic Republic of) 0.75% 6/18/2031	EUR280	294
United Mexican States 6.00% 5/13/2030	USD200	207
United Mexican States 6.00% 5/7/2036	200	198
		699
U.S. Treasury bonds & notes 1.97%
U.S. Treasury inflation-protected securities 1.34%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (f)	82	81
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (f)(g)	43	44
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (f)(g)	35	35
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (f)(g)	53	42
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (f)(g)	55	50
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (f)(g)	146	142
		394

U.S. Treasury 0.63%
U.S. Treasury 4.25% 5/15/2035	146	146
U.S. Treasury 4.625% 2/15/2055	41	40
		186
Total U.S. Treasury bonds & notes		580
Municipals 1.53%
Illinois 1.53%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	25	25
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	320	314
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	113	114
		453
Total bonds, notes & other debt instruments (cost: $28,705,000)		28,588

5	Capital Group Core Bond Completion Fund

Short-term securities 2.11%	Shares	Value (000)
Money market investments 2.11%
Capital Group Central Cash Fund 4.35% (h)(i)	6,231	$623
Total short-term securities (cost: $623,000)		623
Total investment securities 98.99% (cost: $29,328,000)		29,211
Other assets less liabilities 1.01%		298
Net assets 100.00%		$29,509
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
30 Day Federal Funds Futures	Long	3	9/2/2025	USD1,197	$— (j)
3 Month SOFR Futures	Long	22	9/17/2025	5,262	(1)
3 Month SOFR Futures	Short	35	3/18/2026	(8,429)	(17)
2 Year U.S. Treasury Note Futures	Long	45	10/3/2025	9,361	31
5 Year U.S. Treasury Note Futures	Long	104	10/3/2025	11,336	121
10 Year Euro-Bund Futures	Short	1	9/10/2025	(153)	1
10 Year U.S. Treasury Note Futures	Long	33	9/30/2025	3,700	70
10 Year Ultra U.S. Treasury Note Futures	Short	48	9/30/2025	(5,485)	(138)
20 Year U.S. Treasury Bond Futures	Long	19	9/30/2025	2,194	80
30 Year Ultra U.S. Treasury Bond Futures	Short	7	9/30/2025	(834)	(23)
					$124
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
BRL	145	USD	25	Citibank	7/14/2025	$1
USD	105	EUR	92	BNP Paribas	7/15/2025	(3)
USD	8	JPY	1,128	Citibank	7/16/2025	— (j)
USD	161	EUR	140	Bank of America	7/16/2025	(5)
JPY	20,243	USD	141	Citibank	8/6/2025	1
						$(6)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.186%	Annual	2/18/2027	USD180	$(2)	$—	$(2)
SOFR	Annual	3.39981%	Annual	3/31/2027	500	1	—	1
SOFR	Annual	3.62%	Annual	6/30/2027	250	(1)	—	(1)
SOFR	Annual	3.945%	Annual	5/31/2029	110	(2)	—	(2)
SOFR	Annual	3.3125%	Annual	10/7/2029	69	— (j)	—	— (j)
SOFR	Annual	3.4445%	Annual	10/7/2029	35	— (j)	—	— (j)
SOFR	Annual	3.455%	Annual	10/7/2029	69	— (j)	—	— (j)
SOFR	Annual	3.4805%	Annual	10/7/2029	35	— (j)	—	— (j)

Capital Group Core Bond Completion Fund	6

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.551%	Annual	10/7/2029	USD69	$— (j)	$—	$— (j)
SOFR	Annual	3.543%	Annual	10/7/2029	35	— (j)	—	— (j)
SOFR	Annual	3.965%	Annual	11/14/2029	198	(4)	—	(4)
SOFR	Annual	3.9195%	Annual	11/15/2029	50	(1)	—	(1)
SOFR	Annual	3.763%	Annual	12/12/2029	70	(1)	—	(1)
SOFR	Annual	3.797%	Annual	3/31/2030	16	— (j)	—	— (j)
SOFR	Annual	3.7815%	Annual	3/31/2030	62	(1)	—	(1)
SOFR	Annual	3.794%	Annual	3/31/2030	31	(1)	—	(1)
SOFR	Annual	3.796%	Annual	3/31/2030	31	(1)	—	(1)
SOFR	Annual	3.6065%	Annual	5/12/2030	60	— (j)	—	— (j)
SOFR	Annual	3.762%	Annual	4/30/2032	160	(3)	—	(3)
SOFR	Annual	3.3245%	Annual	10/2/2034	58	2	—	2
SOFR	Annual	3.378%	Annual	10/4/2049	204	19	—	19
						$5	$—	$5
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL930	$10	$—	$10
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	510	4	—	4
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	110	1	—	1
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	460	1	—	1
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	400	— (j)	—	— (j)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	300	— (j)	—	— (j)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	200	— (j)	—	— (j)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	240	— (j)	—	— (j)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	320	— (j)	—	— (j)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	227	(1)	—	(1)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	222	(1)	—	(1)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	200	(1)	—	(1)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	200	(1)	—	(1)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	439	(2)	—	(2)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	450	(2)	—	(2)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	400	(2)	—	(2)
							$6	$—	$6
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD590	$(44)	$(28)	$(16)

7	Capital Group Core Bond Completion Fund

Swap contracts (continued)

Credit default swaps (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (k) (000)	Value at 6/30/2025 (l) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD2,275	$50	$41	$9
Investments in affiliates (i)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.11%
Money market investments 2.11%
Capital Group Central Cash Fund 4.35% (h)	$706	$3,838	$3,921	$— (j)	$— (j)	$623	$14

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,143,000, which represented
37.76% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Represents securities transacted on a TBA basis.
(f)	Index-linked bond whose principal amount moves with a government price index.
(g)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $202,000, which represented 0.68% of the net assets of the fund.
(h)	Rate represents the seven-day yield at 6/30/2025.
(i)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(j)	Amount less than one thousand.
(k)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(l)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
Assn. = Association
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLO = Collateralized Loan Obligations
CME = CME Group
EUR = Euros
GO = General Obligation

ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

Capital Group Core Bond Completion Fund	8

Financial statements
Statement of assets and liabilities at June 30, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $28,705)	$28,588
Affiliated issuers (cost: $623)	623	$29,211
Cash		256
Unrealized appreciation on open forward currency contracts		2
Bilateral swaps, at value		16
Receivables for:
Sales of investments	9,315
Dividends and interest	311
Variation margin on futures contracts	46
Variation margin on centrally cleared swap contracts	2
Other	— *	9,674
		39,159
Liabilities:
Unrealized depreciation on open forward currency contracts		8
Bilateral swaps, at value		10
Payables for:
Purchases of investments	9,468
Dividends on fund’s shares	122
Services provided by related parties	(3)
Trustees’ deferred compensation	— *
Variation margin on futures contracts	35
Variation margin on centrally cleared swap contracts	6
Other	4	9,632
Net assets at June 30, 2025		$29,509
Net assets consist of:
Capital paid in on shares of beneficial interest		$30,070
Total distributable earnings (accumulated loss)		(561)
Net assets at June 30, 2025		$29,509
*
Amount less than one thousand.

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,007 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class M	$29,509	3,007	$9.81

Refer to the notes to financial statements.

9

Financial statements (continued)
Statement of operations for the six months ended June 30, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$727
Dividends from affiliated issuers	14	$741
Fees and expenses*:
Transfer agent services	— †
Reports to shareholders	3
Registration statement and prospectus	16
Trustees’ compensation	— †
Auditing and legal	36
Custodian	— †
State and local taxes	— †
Other	10
Total fees and expenses before waivers and/or reimbursements	65
Less waivers and/or reimbursements of fees and expenses:
Transfer agent services waiver	— †
Miscellaneous fee reimbursement	65
Total fees and expenses after waivers and/or reimbursements		—
Net investment income		741
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(123)
Affiliated issuers	— †
Futures contracts	(21)
Forward currency contracts	(30)
Swap contracts	59	(115)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	561
Affiliated issuers	— †
Futures contracts	166
Forward currency contracts	(12)	715
Net realized gain (loss) and unrealized appreciation (depreciation)		600
Net increase (decrease) in net assets resulting from operations		$1,341
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.
Refer to the notes to financial statements.

10

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	For the period September 13, 2024† , to December 31,
	2025*	2024

Operations:
Net investment income	$741	$440
Net realized gain (loss)	(115)	(467)
Net unrealized appreciation (depreciation)	715	(710)
Net increase (decrease) in net assets resulting from operations	1,341	(737)
Distributions paid or accrued to shareholders	(724)	(442)
Net capital share transactions	3	30,068
Total increase (decrease) in net assets	620	28,889
Net assets:
Beginning of period	28,889	—
End of period	$29,509	$28,889
*
Unaudited.
†
Commencement of operations.
Refer to the notes to financial statements.

11

Notes to financial statementsunaudited
1. Organization

Capital Group Completion Fund Series (the “series”) was organized on April 16, 2024 as a Delaware statutory trust. The series currently consists of one underlying fund, Capital Group Core Bond Completion Fund (the “fund”). The series is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
The fund has one class of shares. Each share represents an interest in the same investment portfolio, and has pro rata rights as to voting, redemption, dividends and liquidation. Shares of the fund are available for purchase only by or on behalf of separately managed account clients where the fund’s adviser or an affiliate of the adviser has an agreement with the managed account program sponsor, or directly with the client, to provide management or advisory services to the managed account or the program sponsor for its use in managing such account. Shares of the fund are not generally available to the public.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

Capital Group Core Bond Completion Fund	12

New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

13	Capital Group Core Bond Completion Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$17,337	$—	$17,337
Asset-backed obligations	—	5,384	—	5,384
Mortgage-backed obligations	—	4,135	—	4,135
Bonds & notes of governments & government agencies outside the U.S.	—	699	—	699
U.S. Treasury bonds & notes	—	580	—	580
Municipals	—	453	—	453
Short-term securities	623	—	—	623
Total	$623	$28,588	$—	$29,211

Capital Group Core Bond Completion Fund	14

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$303	$—	$—	$303
Unrealized appreciation on open forward currency contracts	—	2	—	2
Unrealized appreciation on centrally cleared interest rate swaps	—	22	—	22
Unrealized appreciation on bilateral interest rate swaps	—	16	—	16
Unrealized appreciation on centrally cleared credit default swaps	—	9	—	9
Liabilities:
Unrealized depreciation on futures contracts	(179)	—	—	(179)
Unrealized depreciation on open forward currency contracts	—	(8)	—	(8)
Unrealized depreciation on bilateral interest rate swaps	—	(10)	—	(10)
Unrealized depreciation on centrally cleared interest rate swaps	—	(17)	—	(17)
Unrealized depreciation on centrally cleared credit default swaps	—	(16)	—	(16)
Total	$124	$(2)	$—	$122
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

15	Capital Group Core Bond Completion Fund

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Capital Group Core Bond Completion Fund	16

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund buying or selling mortgage-related securities and simultaneously contracting to sell or repurchase, respectively, similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to sell or repurchase could rise above or drop below, respectively, their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. To the extent that the fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

17	Capital Group Core Bond Completion Fund

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $40,290,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $1,084,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and

Capital Group Core Bond Completion Fund	18

the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $2,586,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $1,802,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$303	Unrealized depreciation*	$179
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2	Unrealized depreciation on open forward currency contracts	8
Swap (centrally cleared)	Interest	Unrealized appreciation*	22	Unrealized depreciation*	17
Swap (bilateral)	Interest	Bilateral swaps, at value	16	Bilateral swaps, at value	10
Swap (centrally cleared)	Credit	Unrealized appreciation*	9	Unrealized depreciation*	16
			$352		$230

19	Capital Group Core Bond Completion Fund

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(21)	Net unrealized appreciation (depreciation) on futures contracts	$166
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(30)	Net unrealized appreciation (depreciation) on forward currency contracts	(12)
Swap	Interest	Net realized gain (loss) on swap contracts	48	Net unrealized appreciation (depreciation) on swap contracts	8
Swap	Credit	Net realized gain (loss) on swap contracts	11	Net unrealized appreciation (depreciation) on swap contracts	(8)
			$8		$154
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$1	$ (1)	$ —	$ —	$ —
Barclays Bank PLC	4	(3)	—	—	1
BNP Paribas	1	(1)	—	—	—
Citibank	2	—	—	—	2
Goldman Sachs	10	(3)	—	—	7
Total	$18	$ (8)	$ —	$ —	$10
Liabilities:
Bank of America	$5	$ (1)	$ —	$ —	$4
Barclays Bank PLC	3	(3)	—	—	—
BNP Paribas	7	(1)	—	—	6
Goldman Sachs	3	(3)	—	—	—
Total	$18	$ (8)	$ —	$ —	$10
*
Collateral is shown on a settlement basis.

Capital Group Core Bond Completion Fund	20

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$207
Capital loss carryforward*	(563)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of June 30, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$510
Gross unrealized depreciation on investments	(507)
Net unrealized appreciation (depreciation) on investments	3
Cost of investments	29,317
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended June 30,	For the period September 13, 2024† to December 31,
Share class	2025	2024
Class M	$724	$442
†
Commencement of operations.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.

21	Capital Group Core Bond Completion Fund

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the period ended December 31, 2024, CRMC reimbursed transfer agent services fees of less than $1,000 for the fund’s shares. CRMC does not intend to recoup this reimbursement.
Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund during its startup period. For the six months ended June 30, 2025, total fees and expenses reimbursed by CRMC were $65,000, which CRMC does not intend to recoup. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred).
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Capital Group Core Bond Completion Fund	$3	— *	$—	—	$—	—	$3	— *

Capital Group Core Bond Completion Fund	22

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period September 13, 2024† to December 31, 2024
Capital Group Core Bond Completion Fund	$30,068	3,007	$— *	— *	$— *	— *	$30,068	3,007
*
Amount less than one thousand.
†
Commencement of operations.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $55,988,000 and $54,823,000, respectively, during the six months ended June 30, 2025.
11. Ownership concentration

At June 30, 2025, CRMC held 100% of the fund’s outstanding shares. The ownership represents the seed money invested in the fund when it began operations on September 13, 2024.

23	Capital Group Core Bond Completion Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income (loss) to average net assets[3]

6/30/2025[5,6]	$9.61	$.25	$.19	$.44	$(.24 )	$—	$(.24 )	$9.81	4.74%[7]	$30	.45%[8]	— %[8]	5.14%[8]
12/31/2024[5,9]	10.00	.15	(.39 )	(.24 )	(.15 )	—	(.15 )	9.61	(2.54)[7]	29	.49 [7]	— [7]	5.03 [7]

Portfolio turnover rate for all share classes[10,11]	Six months ended June 30, 2025[5,6,7]	Period ended December 31, 2024[5,9]
Excluding mortgage dollar roll transactions	17%	23%
Including mortgage dollar roll transactions	204%	27%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	For the period September 13, 2024, commencement of operations, through December 31, 2024.
[10]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.
Refer to the notes to financial statements.

Capital Group Core Bond Completion Fund	24

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

25	Capital Group Core Bond Completion Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for a one-year term through April 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions and familiarity with CRMC as investment adviser of many other funds, and information furnished to them throughout the year and otherwise provided to them with respect to those other funds, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the manner in which CRMC manages the fund in light of its objective, and the fact that the fund had only recently commenced investment operations. They also considered the investment policies and restrictions on the fund, and, in light of the fund’s short operational history, CRMC’s experience in managing similar funds. The board and the committee concluded that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee noted that the fund is a completion fund used to facilitate exposure to certain portions of the market as an underlying holding in core bond separately managed accounts, and as such the fund does not pay an advisory fee. They considered the limited other expenses and while such expenses were not borne by the fund, concluded that those expenses were fair and reasonable in relation to the services, and that the fund’s shareholders receive reasonable value in return. The board and the committee noted that CRMC would receive a management fee from participants in the separately managed account program.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the American Funds, and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and the committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to those firms, with all such amounts reimbursed to the fund by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the fund.

Capital Group Core Bond Completion Fund	26

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the fund, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity.

27	Capital Group Core Bond Completion Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Completion Fund Series

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 05, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 05, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: September 05, 2025